Cover	Jun. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2025
Entity File Number	001-31747
Entity Registrant Name	UNIVERSAL SECURITY INSTRUMENTS INC.
Entity Central Index Key	0000102109
Entity Tax Identification Number	52-0898545
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	11407 Cronhill Drive
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Owings Mills
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21117
City Area Code	410
Local Phone Number	363-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UUU
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false